DIREXION SHARES ETF TRUST

Direxion Daily Dow Jones Internet Bull 3X Shares

Direxion Daily Dow Jones Internet Bear 3X Shares

Direxion Daily S&P® 500 High Beta Bull 3X Shares

Direxion Daily S&P® 500 High Beta Bear 3X Shares

Supplement dated November 1, 2019 to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 13, 2019

Effective immediately, the trading symbols for the Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily S&P® 500 High Beta Bull 3X Shares, and the Direxion Daily S&P® 500 High Beta Bear 3X Shares (the “Funds”) will be as follows:

Fund	Ticker Symbol
Direxion Daily Dow Jones Internet Bull 3X Shares	WEBL
Direxion Daily Dow Jones Internet Bear 3X Shares	WEBS
Direxion Daily S&P® 500 High Beta Bull 3X Shares	HIBL
Direxion Daily S&P® 500 High Beta Bear 3X Shares	HIBS

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.